Debt and Capital Structure - Summary of Net Debt to Capitalization (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Borrowings [abstract]
Net Debt	$ 4,196	$ 5,060
Shareholders’ Equity	29,591	28,698	$ 28,814	$ 27,576
Capitalization	$ 33,787	$ 33,758
Net Debt to Capitalization (percent)	12.00%	15.00%